Initial Public Offering - Schedule of Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Gross proceeds from issuance of initial public offering		$ 276,000,000
Proceeds allocated to public warrants		(16,771,351)
Common stock issuance costs		(14,849,933)
Redemptions		(253,712,545)
Common stock subject to possible redemption, Beginning balance	$ 25,273,823	276,000,000
Remeasurement of carrying value to redemption value	579,858	2,986,368	$ 31,621,284
Common stock subject to possible redemption, Ending Balance	$ 25,853,681	$ 25,273,823	$ 276,000,000